Dreyfus 100% US Treasury Money Market Fund

Dreyfus US Treasury Intermediate Term Fund

Dreyfus US Treasury Long Term Fund

Incorporated herein by reference are definitive versions of the above-referenced funds' prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 20, 2014 (SEC Accession No. 0000779131-14-000018).